Other services fees by major categories (Detail) (Segment, Continuing Operations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment, Continuing Operations [Member]
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 43,146	$ 41,912	$ 43,528
Insurance Commissions And Fees	54,158	52,309	51,363
Fees And Commissions Credit Cards	67,639	65,727	61,071
Asset Management Fees	27,711	35,272	37,766
Fees And Commissions Fiduciary And Trust Activities	18,209	17,285	16,353
Processing fees	0	0	6,330
Other fees	14,402	16,846	16,104
Total other services fees	$ 225,265	$ 229,351	$ 232,515